Cambria Value and Momentum ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Communication Services - 4.2%
AT&T, Inc.	16,355	$448,291
Fox Corp. - Class A	8,213	457,957
TEGNA, Inc.	23,806	397,560
Telephone and Data Systems, Inc.	11,727	457,822
Warner Bros Discovery, Inc. (a)	41,146	541,893
		2,303,523

Consumer Discretionary - 15.0%
Adtalem Global Education, Inc. (a)	4,418	504,845
Build-A-Bear Workshop, Inc.	8,722	442,293
Dana, Inc.	27,233	433,549
Garrett Motion, Inc.	46,148	601,770
General Motors Co.	8,606	459,044
G-III Apparel Group Ltd. (a)	20,958	494,609
Group 1 Automotive, Inc.	1,075	443,061
Laureate Education, Inc. (a)	22,396	506,150
La-Z-Boy, Inc.	11,243	404,411
Perdoceo Education Corp.	17,891	514,903
Rush Street Interactive, Inc. (a)	39,537	797,066
Serve Robotics, Inc. (a)(b)	59,514	606,448
Stride, Inc. (a)	3,547	454,832
Travel + Leisure Co.	9,226	546,640
Urban Outfitters, Inc. (a)	8,358	629,190
Yum China Holdings, Inc.	8,737	407,843
		8,246,654

Consumer Staples - 4.8%
Cal-Maine Foods, Inc.	4,829	536,695
Ingredion, Inc.	3,384	445,131
Molson Coors Beverage Co. - Class B	7,646	372,513
Pilgrim's Pride Corp.	8,783	416,226
Universal Corp.	7,786	424,104
Weis Markets, Inc.	6,146	445,032
		2,639,701

Energy - 2.7%
NextDecade Corp. (a)	47,713	542,019
Par Pacific Holdings, Inc. (a)	17,052	535,092
World Kinect Corp.	15,737	429,148
		1,506,259

Financials - 23.7%
Assurant, Inc.	2,130	398,949
Bread Financial Holdings, Inc.	8,651	530,306
Brighthouse Financial, Inc. (a)	7,509	359,306
Brookfield Asset Management Ltd.	8,720	537,762
Capital One Financial Corp.	5,167	1,110,905
Citizens Financial Group, Inc.	10,567	504,257
CNO Financial Group, Inc.	10,540	388,294
Corebridge Financial, Inc.	13,371	475,473
Enova International, Inc. (a)	4,382	458,182
Enterprise Financial Services Corp.	8,002	441,630
Equitable Holdings, Inc.	8,253	423,792
First Horizon Corp.	22,565	492,143
Hartford Insurance Group, Inc.	3,693	459,372
Jackson Financial, Inc. - Class A	4,990	436,924
Lincoln National Corp.	11,844	451,375
Loews Corp.	5,044	456,684
Mercury General Corp.	7,963	551,438
MGIC Investment Corp.	18,448	477,803
Old Republic International Corp.	11,681	422,502
Pathward Financial, Inc.	5,940	449,212
Reinsurance Group of America, Inc.	2,242	431,473
Robinhood Markets, Inc. - Class A (a)	9,415	970,216
Skyward Specialty Insurance Group, Inc. (a)	8,374	423,557
Synchrony Financial	8,051	560,913
UMB Financial Corp.	4,259	468,447
Unum Group	5,365	385,261
		13,066,176

Health Care - 7.7%
Cardinal Health, Inc.	3,394	526,817
Catalyst Pharmaceuticals, Inc. (a)	17,379	370,694
Clover Health Investments Corp. (a)	115,514	333,835
Exelixis, Inc. (a)	11,986	434,133
McKesson Corp.	629	436,237
Pediatrix Medical Group, Inc. (a)	30,566	374,434
Premier, Inc. - Class A	20,795	446,677
Protagonist Therapeutics, Inc. (a)	8,757	471,652
PTC Therapeutics, Inc. (a)	9,312	485,248
United Therapeutics Corp. (a)	1,425	391,447
		4,271,174

Industrials - 17.0%
Alaska Air Group, Inc. (a)	8,265	437,715
Argan, Inc.	3,531	865,024
DNOW, Inc. (a)	26,530	412,807
DXP Enterprises, Inc. (a)	5,066	573,775
Healthcare Services Group, Inc. (a)	31,214	406,094
IES Holdings, Inc. (a)	2,412	851,605
Interface, Inc.	22,077	455,228
Mueller Industries, Inc.	5,672	484,219
NEXTracker, Inc. - Class A (a)	7,955	463,458
OPENLANE, Inc. (a)	21,213	522,688
Planet Labs PBC (a)	114,195	713,719
Primoris Services Corp.	6,894	649,208
REV Group, Inc.	13,395	663,722
SkyWest, Inc. (a)	4,742	549,882
Tutor Perini Corp. (a)	17,420	838,773
United Airlines Holdings, Inc. (a)	5,625	496,744
		9,384,661

Information Technology - 5.4%
CompoSecure, Inc. (a)	31,703	450,500
InterDigital, Inc.	2,018	521,047
NETGEAR, Inc. (a)	18,260	424,545
Plexus Corp. (a)	3,381	431,077
Sanmina Corp. (a)	5,592	648,896
TD SYNNEX Corp.	3,518	507,964
		2,984,029

Materials - 5.1%
Century Aluminum Co. (a)	23,875	505,673
CF Industries Holdings, Inc.	4,934	458,023
Mosaic Co.	12,714	457,831
Newmont Corp.	7,771	482,579
Perimeter Solutions, Inc. (a)	48,773	786,708
Resolute Forest Products (a)(c)	66,033	93,767
		2,784,581

Utilities - 5.4%
Hallador Energy Co. (a)	31,192	550,227
MDU Resources Group, Inc.	26,623	459,247
NRG Energy, Inc.	4,417	738,522
UGI Corp.	13,777	498,452
Vistra Corp.	3,428	714,875
		2,961,323
TOTAL COMMON STOCKS (Cost $40,322,317)		50,148,081

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.8%
Industrials - 0.8%
CoreCivic, Inc. (a)	22,263	446,150
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $476,870)		446,150

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%
First American Treasury Obligations Fund - Class X, 4.24%(d)	1,510,187	1,510,187
TOTAL MONEY MARKET FUNDS (Cost $1,510,187)		1,510,187

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.0%
First American Government Obligations Fund - Class X, 4.23%(d)	571,599	571,599
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $571,599)		571,599

TOTAL INVESTMENTS - 95.6% (Cost $42,880,973)		52,676,017
Other Assets in Excess of Liabilities - 4.4%		2,431,201
TOTAL NET ASSETS - 100.0%		$55,107,218
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of this security was $554,723.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $93,767 or 0.2% of net assets as of July 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Cambria Value and Momentum ETF
Schedule of Futures Contracts
July 31, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	(82)	09/19/2025	$26,134,425	$(1,394,185)
Net Unrealized Appreciation (Depreciation)				$(1,394,185)

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Value and Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3 (a)	Total
Assets:
Investments:
Common Stocks	$50,054,314	$–	$93,767	$50,148,081
Real Estate Investment Trusts - Common	446,150	–	–	446,150
Money Market Funds	1,510,187	–	–	1,510,187
Investments Purchased with Proceeds from Securities Lending	571,599	–	–	571,599
Total Investments	$52,582,250	$–	$93,767	$52,676,017

Liabilities:
Other Financial Instruments:
Futures Contracts (b)	$(1,394,185)	$–	$–	$(1,394,185)
Total Other Financial Instruments	$(1,394,185)	$–	$–	$(1,394,185)

(a) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
(b) The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Sector Classification as of July 31, 2025
(% of Total Investments)

Financials	$13,066,176	25.8	%(a)
Industrials	9,830,811	19.4
Consumer Discretionary	8,246,654	16.3
Health Care	4,271,174	8.4
Information Technology	2,984,029	5.9
Utilities	2,961,323	5.9
Materials	2,784,581	5.5
Consumer Staples	2,639,701	5.2
Communication Services	2,303,523	4.6
Energy	1,506,259	3.0
Total Investments	$50,594,231	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.